INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net loss carryforward	¥ 97,219	¥ 158,910
Pre-opening expenses		785
Deferred revenue	71,517	72,914
Deferred rent	2,968	5,316
Long-term assets	51,579	27,341
Bad debt provision	2,856	1,390
Accrual for customer loyalty program	30,267	28,437
Accrued payroll	3,588	2,791
Other accrued expenses	17,688	850
Share-based compensation	10,978	10,857
Others	2,379	1,613
Valuation allowance	(114,625)	(92,527)
Total deferred tax assets	176,414	218,677
Deferred tax liabilities:
Favorable lease, building and land use rights fair value adjustment	67,167	30,641
Capitalized interest	3,519	4,163
Unrealized gain for investment	14,826	16,636
Others	10,817	9,853
Total deferred tax liabilities	¥ 96,329	¥ 61,293